Subsequent Events (Details) - USD ($)										1 Months Ended	9 Months Ended
	Jan. 25, 2025	Jan. 22, 2025	Dec. 02, 2024	Nov. 18, 2024	Nov. 12, 2024	Sep. 01, 2024	Apr. 01, 2024	Mar. 28, 2024	Feb. 01, 2024	Jan. 31, 2024	Sep. 30, 2024	Nov. 30, 2024	Aug. 24, 2024	Aug. 21, 2024	Aug. 13, 2024	Dec. 31, 2023	May 30, 2023
Subsequent Event [Line Items]
Share conversion basis											(i) immediately prior to the Domestication, pursuant to the Sponsor Support Agreement (as defined below) each of the then issued and outstanding Class B ordinary shares of the Company will convert automatically, on a one-for-one basis, into one (1) Class A ordinary share, par value of $0.0001 per share, of the Company (each a “Class A Ordinary Share”) (the “Sponsor Share Conversion”); and (ii) in connection with the Domestication, (x) each then issued and outstanding Class A Ordinary Share (that was not redeemed pursuant to the Redemption) shall convert automatically, on a one-for-one basis, into one (1) share of common stock, par value $0.0001 per share, of the Company (after the Domestication) (the “New USARE Common Stock”); (y) each of the then issued and outstanding warrants representing the right to purchase one Class A Ordinary Share shall convert automatically into a warrant to acquire one (1) share of New USARE Common Stock (each a “New USARE Warrant”); and (z) each of the then issued and outstanding units of the Company will be cancelled and each holder thereof will be entitled to one share of New USARE Common Stock and one-half (1/2) of one New USARE Warrant.
Borrow amount																	$ 179,665
Aggregate contributions outstanding											$ 1,450,000
Monthly fee paid									$ 24,091
Issued value
Subsequent Event [Member]
Subsequent Event [Line Items]
Trust account payment				$ 246,900,000
Remaining amount in trust account				$ 23,900,000
Conversion shares (in Shares)				6,200,000
Aggregate contributions			$ 250,000		$ 250,000
Monthly fee paid									$ 24,091	$ 17,708.33
Minimum [Member]
Subsequent Event [Line Items]
Monthly fee paid						$ 18,882	$ 24,091			17,708
Minimum [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Monthly fee paid							24,091
Maximum [Member]
Subsequent Event [Line Items]
Monthly fee paid						$ 14,746	18,882			$ 27,083
Maximum [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Monthly fee paid							$ 18,882
Chief Executive Officer [Member]
Subsequent Event [Line Items]
Borrow amount													$ 2,500,000
Class A Ordinary Shares [Member]
Subsequent Event [Line Items]
Share issued (in Shares)
Share outstanding (in Shares)
Conversion price (in Dollars per share)											$ 1
Sale of Stock, Price Per Share (in Dollars per share)																	$ 11.5
Redemption price (in Dollars per share)											$ 10.77					$ 10.36
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Ordinary shares redemption (in Shares)				22,794,651
Redemption price per share (in Dollars per share)				$ 10.83
Share issued (in Shares)				8,405,349
Share outstanding (in Shares)				8,405,349
Class B Ordinary Shares [Member]
Subsequent Event [Line Items]
Share issued (in Shares)											6,250,000					6,250,000
Share outstanding (in Shares)											6,250,000					6,250,000
Class B Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Share conversion basis				-for-one
Share issued (in Shares)				50,000
Share outstanding (in Shares)				50,000
Forecast [Member]
Subsequent Event [Line Items]
Conversion shares (in Shares)							6,200,000
Borrow amount															$ 2,500,000
Aggregate contributions	$ 250,000
Monthly fee paid								$ 27,083.33
Conversion amount							$ 1,500,000
Conversion price (in Dollars per share)							$ 1
Sale of Stock, Price Per Share (in Dollars per share)												$ 11.5
Issued value														$ 1,250,000
Forgiveness percentage														50.00%
Outstanding percentage														50.00%
Redemption price (in Dollars per share)				$ 10.83
Asset removed from trust				$ 246,900,000
Asset remained from trust							$ 23,900,000
Company withdraw		$ 250,000	250,000		250,000
Outstanding amount		$ 1,450,000	$ 1,450,000		$ 1,450,000
Forecast [Member] | Class A Ordinary Shares [Member]
Subsequent Event [Line Items]
Share issued (in Shares)							8,405,349
Share outstanding (in Shares)							8,405,349
Redemption shares (in Shares)				22,794,651
Forecast [Member] | Class B Ordinary Shares [Member]
Subsequent Event [Line Items]
Share issued (in Shares)							50,000
Share outstanding (in Shares)							50,000